Columbia Massachusetts Intermediate Municipal Bond Fund
First Quarter Report
January 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Massachusetts Intermediate Municipal Bond Fund, January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Municipal Bonds 98.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 4.2%
Massachusetts Port Authority(a)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2038	5.000%	1,000,000	1,033,052
Revenue Bonds
Series 2019C
07/01/2035	5.000%	2,000,000	2,095,172
Total			3,128,224
Charter Schools 1.5%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,000,000	1,006,569
International Charter School
Series 2015
04/15/2025	5.000%	110,000	110,080
Total			1,116,649
Higher Education 24.2%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Babson College
Series 2015A
10/01/2025	5.000%	600,000	608,452
Boston University
Series 2006BB2
10/01/2037	4.000%	2,120,000	2,127,632
Brandeis University
Series 2018R
10/01/2035	5.000%	1,005,000	1,066,576
10/01/2036	5.000%	1,140,000	1,206,560
Series 2019
10/01/2036	5.000%	1,535,000	1,635,444
Emerson College
Series 2017A
01/01/2033	5.000%	1,500,000	1,538,941
01/01/2034	5.000%	1,000,000	1,024,313
Series 2025
01/01/2041	5.250%	615,000	666,040
Northeastern University
Series 2024
10/01/2041	5.000%	1,000,000	1,110,516
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Simmons University
Series 2018L
10/01/2034	5.000%	500,000	503,743
10/01/2035	5.000%	455,000	457,264
Suffolk University
Series 2019
07/01/2035	5.000%	870,000	878,395
Woods Hole Oceanographic Institution
Series 2018
06/01/2036	5.000%	650,000	679,202
Worcester Polytechnic Institute
Series 2017
09/01/2037	5.000%	290,000	298,832
Revenue Bonds
Babson College
Series 2017
10/01/2032	5.000%	885,000	925,739
10/01/2033	5.000%	900,000	939,682
Brandeis University
Series 2019S-2
10/01/2033	5.000%	1,150,000	1,235,329
Worcester Polytechnic Institute
Series 2019
09/01/2038	5.000%	865,000	912,417
Total			17,815,077
Hospital 9.9%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
CareGroup
Series 2016I
07/01/2033	5.000%	1,000,000	1,019,510
Mass General Brigham
Series 2024D
07/01/2042	5.000%	1,000,000	1,093,832
Partners HealthCare System
Series 2016
07/01/2031	5.000%	1,000,000	1,024,719
UMass Memorial Healthcare
Series 2016I
07/01/2030	5.000%	1,000,000	1,019,983
Series 2017
07/01/2031	5.000%	1,000,000	1,033,172

Columbia Massachusetts Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
CareGroup
Series 2018J1
07/01/2036	5.000%	985,000	1,021,492
07/01/2037	5.000%	1,035,000	1,070,028
Total			7,282,736
Human Service Provider 1.3%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Seven Hills Foundation
Series 2021
09/01/2039	4.000%	1,000,000	945,136
Joint Power Authority 1.4%
Berkshire Wind Power Cooperative Corp.
Refunding Revenue Bonds
Berkshire Wind Project
Series 2017
07/01/2029	5.000%	1,000,000	1,045,118
Multi-Family 2.1%
Massachusetts Development Finance Agency(b)
Revenue Bonds
Merrimack College Student Housing Project
Series 2024
07/01/2044	5.000%	500,000	509,110
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2034	5.000%	1,000,000	1,009,652
Total			1,518,762
Other Bond Issue 8.3%
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2017 (BAM)
05/01/2034	5.000%	500,000	517,955
05/01/2035	5.000%	500,000	518,029
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Broad Institute
Series 2017
04/01/2034	5.000%	2,500,000	2,603,189
04/01/2035	5.000%	2,350,000	2,440,657
Total			6,079,830
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pool / Bond Bank 2.3%
Massachusetts Clean Water Trust (The)(c)
Revenue Bonds
Series 2025B
02/01/2043	5.000%	1,000,000	1,108,611
Massachusetts Clean Water Trust (The)
Revenue Bonds
Sustainability Bonds
Series 2023-25B
02/01/2040	5.000%	500,000	554,816
Total			1,663,427
Prep School 2.7%
Massachusetts Development Finance Agency
Revenue Bonds
Middlesex School Issue
Series 2024
07/01/2034	5.000%	800,000	915,971
Trustees of Deerfield Academy
Series 2023
10/01/2032	5.000%	925,000	1,064,151
Total			1,980,122
Refunded / Escrowed 8.7%
Massachusetts Development Finance Agency
Prerefunded 07/01/25 Revenue Bonds
Partners HealthCare System
Series 2015
07/01/2032	5.000%	2,795,000	2,819,496
Massachusetts State College Building Authority(d)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2028	0.000%	4,000,000	3,605,637
Total			6,425,133
Retirement Communities 9.2%
Massachusetts Development Finance Agency(b)
Refunding Revenue Bonds
Loomis Obligated Group
Series 2022
01/01/2031	4.000%	1,500,000	1,508,657
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	1,500,000	1,464,200
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	1,500,000	1,556,629
Columbia Massachusetts Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Orchard Cove, Inc.
Series 2019
10/01/2039	4.000%	985,000	960,643
10/01/2039	5.000%	250,000	256,899
Salem Community Corp.
Series 2022
01/01/2040	5.125%	1,000,000	992,647
Total			6,739,675
Sales Tax 8.8%
Massachusetts Bay Transportation Authority(d)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,000,000	2,568,250
07/01/2032	0.000%	5,105,000	3,873,650
Total			6,441,900
Special Non Property Tax 0.7%
Commonwealth of Massachusetts Transportation Fund
Revenue Bonds
Rail Enhancement Program
Series 2024A
06/01/2044	5.000%	500,000	546,734
State General Obligation 10.3%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan of 2023
Series 2023
05/01/2040	5.000%	1,000,000	1,105,592
Series 2016I
12/01/2030	5.000%	3,000,000	3,107,116
Limited General Obligation Refunding Bonds
Series 2023C
08/01/2040	5.000%	1,000,000	1,108,397
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024A
03/01/2039	5.000%	1,000,000	1,128,648
Unlimited General Obligation Bonds
Consolidated Loan
Series 2024D
08/01/2041	5.000%	1,000,000	1,112,457
Total			7,562,210
Turnpike / Bridge / Toll Road 1.5%
Massachusetts Transportation Trust Fund Metropolitan Highway System
Refunding Revenue Bonds
Series 2019A
01/01/2035	5.000%	1,000,000	1,071,408
Water & Sewer 1.5%
Massachusetts Water Resources Authority
Revenue Bonds
Series 2024C
08/01/2040	5.000%	1,000,000	1,122,781
Total Municipal Bonds (Cost $73,389,592)			72,484,922

Money Market Funds 3.0%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 1.989%(e)	2,251,897	2,252,122
Total Money Market Funds (Cost $2,251,897)		2,252,122
Total Investments in Securities (Cost: $75,641,489)		74,737,044
Other Assets & Liabilities, Net		(1,212,483)
Net Assets		73,524,561
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2025, the total value of these securities amounted to $5,038,596, which represents 6.85% of total net assets.

(c)	Represents a security purchased on a when-issued basis.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at January 31, 2025.
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation

Columbia Massachusetts Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, January 31, 2025 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Massachusetts Intermediate Municipal Bond Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT191_10_R01_(03/25)